SHARE CAPITAL AND RESERVES (Details 1) - $ / shares	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021
Number of Outstanding Options, beginning	0	0
Number of Options granted	1,995,700
Number of Options exercised	(1,000,000)	0
Number of Outstanding Options, Ending	995,700	0
Weighted average exercise price Option, beginning	$ 0	$ 0
Weighted average exercise price granted	0.20
Weighted average exercise price exercised	0.20	0
Weighted average exercise price Option, Ending	$ 0.20	$ 0